DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Inventory costs	$ 7,283	$ 8,030	$ 14,769	$ 16,421
Subcontractor and consultant costs	861	765	1,533	1,465
Concession construction materials and labor costs	38	85	78	160
Depreciation and amortization expense	809	907	1,617	1,807
Compensation	985	1,591	1,961	3,109
Other direct costs	952	952	1,848	1,834
Total	$ 10,928	$ 12,330	$ 21,806	$ 24,796